UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

November 30, 2012

Shares	Description (1), (7)		Value

	COMMODITY FUNDS – 4.9%

	Non-Affiliated Commodity Funds – 4.9%

84,657	iShares S&P GSCI Commodity-Indexed Trust, (2)		$2,790,295

67,632	PowerShares DB Commodity Index Tracking Fund, (2)		1,900,459
	Total Commodity Funds (cost $4,955,472)		4,690,754
	EQUITY FUNDS – 83.4%

	Affiliated Equity Funds – 82.6%

712,018	Nuveen Dividend Value Fund (Class I)		10,502,260

1,789,378	Nuveen International Select Fund (Class I)		16,193,875

120,718	Nuveen Large Cap Growth Opportunities Fund (Class I)		4,379,646

226,060	Nuveen Large Cap Select Fund (Class I)		3,099,287

23,060	Nuveen Mid Cap Growth Opportunities Fund (Class I)		1,075,538

57,297	Nuveen Mid Cap Value Fund (Class I)		1,347,616

206,102	Nuveen NWQ Large-Cap Value Fund (Class I)		3,615,035

307,242	Nuveen Quantitative Enhanced Core Equity Fund (Class I)		7,207,896

45,667	Nuveen Real Asset Income Fund (Class I)		1,029,342

177,346	Nuveen Real Estate Securities Fund (Class I)		3,765,061

208,429	Nuveen Santa Barbara Dividend Growth Fund (Class I)		5,654,686

152,876	Nuveen Santa Barbara International Growth Fund (Class I)		4,512,901

4,521	Nuveen Small Cap Growth Opportunities Fund (Class I)		105,515

9,689	Nuveen Small Cap Select Fund (Class I)		144,565

11,190	Nuveen Small Cap Value Fund (Class I)		147,259

48,237	Nuveen Symphony International Equity Fund (Class I)		745,742

59,242	Nuveen Symphony Large-Cap Growth Fund (Class I)		1,486,967

511,229	Nuveen Tactical Market Opportunities Fund (Class I)		5,771,777

174,078	Nuveen Tradewinds International Value Fund (Class I)		3,704,386

110,469	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)		3,773,620
	Total Affiliated Equity Funds		78,262,974
	Non-Affiliated Equity Funds – 0.8%

52,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund		751,800
	Total Equity Funds (cost $81,988,692)		79,014,774
	FIXED INCOME FUNDS – 9.5%

	Affiliated Fixed Income Funds – 9.5%

52,903	Nuveen Core Plus Bond Fund (Class I)		633,254

174,797	Nuveen High Income Bond Fund (Class I)		1,574,921

82,542	Nuveen High Yield Municipal Bond Fund (Class I)		1,437,882

71	Nuveen Inflation Protected Securities Fund (Class I)		856

143,487	Nuveen Intermediate Term Bond Fund (Class I)		1,555,402

58,007	Nuveen Preferred Securities Fund (Class I)		1,009,328

71,280	Nuveen Short Term Bond Fund (Class I)		717,075

87,674	Nuveen Strategic Income Fund (Class I)		998,612

48,724	Nuveen Symphony Credit Opportunities Fund (Class I)		1,068,513
	Total Fixed Income Funds (cost $8,494,514)		8,995,843

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 0.7%

642,030	First American Treasury Obligations Fund, Class Z	0.001% (3)	$642,030

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations – 1.6%

$1,495	U.S. Treasury Bills, (5)	0.068%	2/21/13	AAA	$1,494,766
	Total Short-Term Investments (cost $2,136,655)				2,136,796
	Total Investments (cost $97,575,333) – 100.1%				94,838,167
	Other Assets Less Liabilities – (0.1)% (6)				(140,527)
	Net Assets – 100%				$94,697,640

Investments in Derivatives at November 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Short	(5)	12/12	$(410,350)	$(7,893)
S&P 500 Index	Long	16	12/12	5,657,600	(144,464)
S&P Mid Cap 400 E-Mini	Long	24	12/12	2,398,560	(30,292)
U.S. 5-Year Treasury Note	Short	(61)	3/13	(7,607,844)	(7,776)
					$(190,425)
*	Total Notional Value of Long and Short positions were $8,056,160 and $8,018,194, respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Commodity Funds	$4,690,754	$—	$—	$4,690,754
Equity Funds	79,014,774	—	—	79,014,774
Fixed Income Funds	8,995,843	—	—	8,995,843
Short-Term Investments:
Money Market Funds	642,030	—	—	642,030
U.S. Government and Agency Obligations	—	1,494,766	—	1,494,766
Derivatives:
Futures Contracts**	(190,425)	—	—	(190,425)
Total	$93,152,976	$1,494,766	$—	$94,647,742
*	Refer to the Fund’s Portfolio of Investments for affiliated and non-affiliated classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the

2	Nuveen Investments

funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$(182,649)
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	(7,776)
Total			$—		$(190,425)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $98,569,010.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$2,477,557
Depreciation	(6,208,400)
Net unrealized appreciation (depreciation) of investments	$(3,730,843)

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(7)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

November 30, 2012

Shares	Description (1), (7)	Value

	COMMODITY FUNDS – 4.0%

	Non-Affiliated Commodity Funds – 4.0%

138,810	iShares S&P GSCI Commodity-Indexed Trust, (2)	$4,575,177

55,429	PowerShares DB Commodity Index Tracking Fund, (2)	1,557,555
	Total Commodity Funds (cost $6,749,941)	6,132,732
	EQUITY FUNDS – 73.3%

	Affiliated Equity Funds – 72.6%

937,950	Nuveen Dividend Value Fund (Class I)	13,834,767

173,475	Nuveen Global Infrastructure Fund (Class I)	1,693,113

2,319,610	Nuveen International Select Fund (Class I)	20,992,473

163,343	Nuveen Large Cap Growth Opportunities Fund (Class I)	5,926,086

293,957	Nuveen Large Cap Select Fund (Class I)	4,030,153

49,968	Nuveen Mid Cap Growth Opportunities Fund (Class I)	2,330,527

123,590	Nuveen Mid Cap Value Fund (Class I)	2,906,842

268,453	Nuveen NWQ Large-Cap Value Fund (Class I)	4,708,659

423,145	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	9,926,974

71,941	Nuveen Real Asset Income Fund (Class I)	1,621,551

278,545	Nuveen Real Estate Securities Fund (Class I)	5,913,508

299,989	Nuveen Santa Barbara Dividend Growth Fund (Class I)	8,138,710

159,738	Nuveen Santa Barbara International Growth Fund (Class I)	4,715,472

12,884	Nuveen Small Cap Growth Opportunities Fund (Class I)	300,714

38,602	Nuveen Small Cap Select Fund (Class I)	575,944

20,210	Nuveen Small Cap Value Fund (Class I)	265,966

73,321	Nuveen Symphony International Equity Fund (Class I)	1,133,544

78,989	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,982,623

1,072,536	Nuveen Tactical Market Opportunities Fund (Class I)	12,108,926

197,066	Nuveen Tradewinds International Value Fund (Class I)	4,193,569

143,216	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	4,892,267
	Total Affiliated Equity Funds	112,192,388
	Non-Affiliated Equity Funds – 0.7%

70,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,002,400
	Total Equity Funds (cost $112,918,133)	113,194,788
	FIXED INCOME FUNDS – 21.0%

	Affiliated Fixed Income Funds – 21.0%

66,466	Nuveen All-American Municipal Bond Fund (Class I)	796,267

462,380	Nuveen Core Plus Bond Fund (Class I)	5,534,687

445,424	Nuveen High Income Bond Fund (Class I)	4,013,273

275,513	Nuveen High Yield Municipal Bond Fund (Class I)	4,799,438

4,457	Nuveen Inflation Protected Securities Fund (Class I)	53,891

606,765	Nuveen Intermediate Term Bond Fund (Class I)	6,577,329

128,723	Nuveen Preferred Securities Fund (Class I)	2,239,788

294,921	Nuveen Short Term Bond Fund (Class I)	2,966,909

224,766	Nuveen Strategic Income Fund (Class I)	2,560,088

132,357	Nuveen Symphony Credit Opportunities Fund (Class I)	2,902,589
	Total Fixed Income Funds (cost $30,560,535)	32,444,259

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

November 30, 2012

Shares	Description (1)			Coupon	Value
	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 0.7%

1,030,427	First American Treasury Obligations Fund, Class Z			0.001% (3)	$1,030,427

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations – 1.1%

$1,800	U.S. Treasury Bills, (5)	0.068%	2/21/13	AAA	$1,799,719
	Total Short-Term Investments (cost $2,829,975)				2,830,146
	Total Investments (cost $153,058,584) – 100.1%				154,601,925
	Other Assets Less Liabilities – (0.1)% (6)				(94,505)
	Net Assets – 100%				$154,507,420

Investments in Derivatives at November 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Short	(24)	12/12	$(1,969,680)	$(14,384)
S&P 500 Index	Long	25	12/12	8,840,000	(225,726)
S&P Mid Cap 400 E-Mini	Long	17	12/12	1,698,980	(21,457)
U.S. 5-Year Treasury Note	Short	(79)	3/13	(9,852,781)	(10,070)
					$(271,637)
*	Total Notional Value of Long and Short positions were $10,538,980 and $11,822,461, respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Commodity Funds	$6,132,732	$—	$—	$6,132,732
Equity Funds	113,194,788	—	—	113,194,788
Fixed Income Funds	32,444,259	—	—	32,444,259
Short-Term Investments:
Money Market Funds	1,030,427	—	—	1,030,427
U.S. Government and Agency Obligations	—	1,799,719	—	1,799,719
Derivatives:
Futures Contracts**	(271,637)	—	—	(271,637)
Total	$152,530,569	$1,799,719	$—	$154,330,288
*	Refer to the Fund’s Portfolio of Investments for affiliated and non-affiliated classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

6	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$(261,567)
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	(10,070)
Total			$—		$(271,637)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $154,696,339.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$6,503,972
Depreciation	(6,598,386)
Net unrealized appreciation (depreciation) of investments	$(94,414)

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(7)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

November 30, 2012

Shares	Description (1), (7)	Value

	COMMODITY FUNDS – 2.8%

	Non-Affiliated Commodity Funds – 2.8%

269,258	iShares S&P GSCI Commodity-Indexed Trust, (2)	$8,874,744

45,622	PowerShares DB Commodity Index Tracking Fund, (2)	1,281,978
	Total Commodity Funds (cost $9,678,388)	10,156,722
	EQUITY FUNDS – 60.2%

	Affiliated Equity Funds – 59.8%

1,722,659	Nuveen Dividend Value Fund (Class I)	25,409,217

381,664	Nuveen Global Infrastructure Fund (Class I)	3,725,044

4,570,925	Nuveen International Select Fund (Class I)	41,366,869

274,678	Nuveen Large Cap Growth Opportunities Fund (Class I)	9,965,305

416,073	Nuveen Large Cap Select Fund (Class I)	5,704,365

110,131	Nuveen Mid Cap Growth Opportunities Fund (Class I)	5,136,505

216,692	Nuveen Mid Cap Value Fund (Class I)	5,096,608

440,772	Nuveen NWQ Large-Cap Value Fund (Class I)	7,731,138

671,337	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	15,749,559

165,161	Nuveen Real Asset Income Fund (Class I)	3,722,720

492,058	Nuveen Real Estate Securities Fund (Class I)	10,446,396

568,480	Nuveen Santa Barbara Dividend Growth Fund (Class I)	15,422,864

307,409	Nuveen Santa Barbara International Growth Fund (Class I)	9,074,709

13,586	Nuveen Small Cap Growth Opportunities Fund (Class I)	317,104

40,750	Nuveen Small Cap Select Fund (Class I)	607,995

20,210	Nuveen Small Cap Value Fund (Class I)	265,966

133,269	Nuveen Symphony International Equity Fund (Class I)	2,060,336

142,180	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,568,720

2,767,506	Nuveen Tactical Market Opportunities Fund (Class I)	31,245,145

382,991	Nuveen Tradewinds International Value Fund (Class I)	8,150,044

264,269	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	9,027,435
	Total Affiliated Equity Funds	213,794,044
	Non-Affiliated Equity Funds – 0.4%

105,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,503,600
	Total Equity Funds (cost $193,470,070)	215,297,644
	FIXED INCOME FUNDS – 35.7%

	Affiliated Fixed Income Funds – 35.7%

310,176	Nuveen All-American Municipal Bond Fund (Class I)	3,715,910

2,616,873	Nuveen Core Plus Bond Fund (Class I)	31,323,964

923,722	Nuveen High Income Bond Fund (Class I)	8,322,736

700,894	Nuveen High Yield Municipal Bond Fund (Class I)	12,209,581

2,658	Nuveen Inflation Protected Securities Fund (Class I)	32,141

3,095,210	Nuveen Intermediate Term Bond Fund (Class I)	33,552,081

196,190	Nuveen Preferred Securities Fund (Class I)	3,413,707

1,637,295	Nuveen Short Term Bond Fund (Class I)	16,471,184

1,125,324	Nuveen Strategic Income Fund (Class I)	12,817,439

255,442	Nuveen Symphony Credit Opportunities Fund (Class I)	5,601,833
	Total Fixed Income Funds (cost $112,283,582)	127,460,576

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

November 30, 2012

Shares	Description (1)			Coupon	Value
	SHORT-TERM INVESTMENTS – 1.4%

	Money Market Funds – 0.7%

2,695,843	First American Treasury Obligations Fund, Class Z			0.001% (3)	$2,695,843

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations – 0.7%

$2,390	U.S. Treasury Bills, (5)	0.068%	2/21/13	AAA	$2,389,627
	Total Short-Term Investments (cost $5,085,244)				5,085,470
	Total Investments (cost $320,517,284) – 100.1%				358,000,412
	Other Assets Less Liabilities – (0.1)% (6)				(434,777)
	Net Assets – 100%				$357,565,635

Investments in Derivatives at November 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Short	(34)	12/12	$(2,790,380)	$(53,670)
S&P 500 Index	Long	44	12/12	15,558,400	(397,277)
S&P Mid Cap 400 E-Mini	Long	38	12/12	3,797,720	(47,962)
U.S. 5-Year Treasury Note	Short	(124)	3/13	(15,465,125)	(15,806)
					$(514,715)
*	Total Notional Value of Long and Short positions were $19,356,120 and $18,255,505, respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Commodity Funds	$10,156,722	$—	$—	$10,156,722
Equity Funds	215,297,644	—	—	215,297,644
Fixed Income Funds	127,460,576	—	—	127,460,576
Short-Term Investments:
Money Market Funds	2,695,843	—	—	2,695,843
U.S. Government and Agency Obligations	—	2,389,627	—	2,389,627
Derivatives:
Futures Contracts**	(514,715)	—	—	(514,715)
Total	$355,096,070	$2,389,627	$—	$357,485,697
*	Refer to the Fund’s Portfolio of Investments for affiliated and non-affiliated classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

10	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$(498,909)
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	(15,806)
Total			$—		$(514,715)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $327,360,051.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$39,837,224
Depreciation	(9,196,863)
Net unrealized appreciation (depreciation) of investments	$30,640,361

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(7)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

November 30, 2012

Shares	Description (1), (7)		Value

	COMMODITY FUNDS – 1.0%

	Non-Affiliated Commodity Funds – 1.0%

40,801	iShares S&P GSCI Commodity-Indexed Trust, (2)		$1,344,801
	Total Commodity Funds (cost $1,666,885)		1,344,801
	EQUITY FUNDS – 38.9%

	Affiliated Equity Funds – 38.6%

418,066	Nuveen Dividend Value Fund (Class I), (8)		6,166,471

428,481	Nuveen Global Infrastructure Fund (Class I)		4,181,973

766,246	Nuveen International Select Fund (Class I)		6,934,528

51,986	Nuveen Large Cap Growth Opportunities Fund (Class I)		1,886,066

71,905	Nuveen Large Cap Select Fund (Class I)		985,819

29,024	Nuveen Mid Cap Growth Opportunities Fund (Class I)		1,353,676

75,740	Nuveen NWQ Large-Cap Value Fund (Class I)		1,328,471

122,229	Nuveen Quantitative Enhanced Core Equity Fund (Class I)		2,867,481

64,028	Nuveen Real Asset Income Fund (Class I)		1,443,202

64,768	Nuveen Real Estate Securities Fund (Class I)		1,375,033

114,230	Nuveen Santa Barbara Dividend Growth Fund (Class I)		3,099,067

57,787	Nuveen Santa Barbara International Growth Fund (Class I)		1,705,884

95,878	Nuveen Small Cap Select Fund (Class I)		1,430,505

26,694	Nuveen Symphony International Equity Fund (Class I)		412,691

23,697	Nuveen Symphony Large-Cap Growth Fund (Class I)		594,787

1,235,896	Nuveen Tactical Market Opportunities Fund (Class I)		13,953,263

62,931	Nuveen Tradewinds International Value Fund (Class I)		1,339,164

47,463	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)		1,621,337
	Total Affiliated Equity Funds		52,679,418
	Non-Affiliated Equity Funds – 0.3%

24,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund		350,840
	Total Equity Funds (cost $50,859,620)		53,030,258
	FIXED INCOME FUNDS – 59.6%

	Affiliated Fixed Income Funds – 59.6%

239,279	Nuveen All-American Municipal Bond Fund (Class I)		2,866,559

1,814,459	Nuveen Core Plus Bond Fund (Class I)		21,719,077

301,530	Nuveen High Income Bond Fund (Class I)		2,716,786

176,425	Nuveen High Yield Municipal Bond Fund (Class I)		3,073,322

157	Nuveen Inflation Protected Securities Fund (Class I)		1,902

2,359,425	Nuveen Intermediate Term Bond Fund (Class I)		25,576,167

60,436	Nuveen Preferred Securities Fund (Class I)		1,051,586

1,172,617	Nuveen Short Term Bond Fund (Class I)		11,796,531

940,370	Nuveen Strategic Income Fund (Class I)		10,710,814

82,311	Nuveen Symphony Credit Opportunities Fund (Class I)		1,805,080
	Total Fixed Income Funds (cost $77,306,454)		81,317,824

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.6%

910,894	First American Treasury Obligations Fund, Class Z	0.001% (3)	$910,894

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations – 0.3%

$380	U.S. Treasury Bills, (5)	0.068%	2/21/13	AAA	$379,941
	Total Short-Term Investments (cost $1,290,799)				1,290,835
	Total Investments (cost $131,123,758) – 100.4%				136,983,718
	Other Assets Less Liabilities – (0.4)% (6)				(568,884)
	Net Assets – 100%				$136,414,834

Investments in Derivatives at November 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Short	(8)	12/12	$(656,560)	$(12,628)
U.S. 5-Year Treasury Note	Short	(13)	3/13	(1,621,344)	(1,657)
					$(14,285)
*	Total Notional Value of Short positions was $2,277,904.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Commodity Funds	$1,344,801	$—	$—	$1,344,801
Equity Funds	53,030,258	—	—	53,030,258
Fixed Income Funds	81,317,824	—	—	81,317,824
Short-Term Investments:
Money Market Funds	910,894	—	—	910,894
U.S. Government and Agency Obligations	—	379,941	—	379,941
Derivatives:
Futures Contracts**	(14,285)	—	—	(14,285)
Total	$136,589,492	$379,941	$—	$136,969,433
*	Refer to the Fund’s Portfolio of Investments for affiliated and non-affiliated classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

14	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$(12,628)
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	(1,657)
Total			$—		$(14,285)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $131,331,936.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$6,669,402
Depreciation	(1,017,620)
Net unrealized appreciation (depreciation) of investments	$5,651,782

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(7)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2013